Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
2018	$ 324
2019	160
2020	243
2021	169
2022	170
2023 to 2027	1,639
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
2018	22
2019	21
2020	21
2021	21
2022	23
2023 to 2027	$ 139